Equity Incentive Plans - Summary of the Option Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Balance at the beginning	4,564	7,073
Shares reserved for issuance	4,839	4,858
Options granted	(5,750)	(7,367)
Options forfeited / cancelled	3,537
Balance at the end	7,190	4,564	7,073
Outstanding
Balance at the beginning	12,698	6,082
Granted	5,750	7,367
Canceled or expired	(3,787)	(188)
Exercised		(563)
Balance at the end	14,661	12,698	6,082
Vested and exercisable	6,110
Exercisable
Balance at the beginning (in dollars per share)	$ 200	$ 223
Granted (in dollars per share)	12.68	171
Forfeited / cancelled (in dollars per share)	131.45	100
Exercised (in dollars per share)		100
Balance at the end (in dollars per share)	144.41	200	$ 223
Vested and exercisable (in dollars per share)	199.12
Weighted-Average Grant Date Fair Value
Balance at the beginning (in dollars per share)	1.06	1.06
Granted (in dollars per share)	0.12	1.01
Forfeited (in dollars per share)	0.9	0.44
Exercised (in dollars per share)		0.44
Balance at the end (in dollars per share)	0.74	$ 1.06	$ 1.06
Vested and exercisable (in dollars per share)	$ 0.97
Weighted Average Remaining Contractual Life and Aggregate Intrinsic Value
Balance	7 years 5 months 1 day	7 years 9 months 7 days	8 years 6 months 21 days
Vested and Exercisable at the end	6 years 3 months 7 days
Aggregate Intrinsic Value, Balance		$ 62	$ 1,163